Initial Public Offering (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	34,500,000	34,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	4,500,000	4,500,000
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Share issued price	$ 10	$ 10
Warrants purchase price	$ 11.5	$ 11.5